Condensed Consolidated Statements of Operations (Quarterly Periods Unaudited) (LendingClubCorp) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net revenue:
Transaction fees									$ 1
Other revenue (expense)
Total net revenue	$ 407,370		$ 557,551		$ 1,288,694		$ 1,627,879		2,135,046	$ 1,835,165
Operating expenses:
Total operating expenses	1,479,740		1,541,776		3,763,761		4,825,065		6,876,194	7,012,609
Income tax (benefit) expense									0	0
LendingClub net loss	(1,696,579)		(984,549)		(3,252,501)		3,185,760		(4,728,869)	(5,698,198)
LendingClub Corp [Member]
Net revenue:
Transaction fees	121,905,000		100,813,000		327,911,000		321,926,000		423,494,000	373,508,000	$ 197,124,000
Investor fees	20,499,000	[1]	18,477,000		62,795,000		53,620,000		68,009,000	32,811,000	11,534,000
Management fees									11,638,000	10,976,000	5,957,000
Other revenue (expense)	(225,000)	[1]	(7,158,000)		6,219,000		(10,965,000)		(1,203,000)	9,402,000	(1,203,000)
Total net operating revenue			112,609,000						213,412,000	426,697,000	213,412,000
Other revenue (expense)
Interest income	151,532,000		171,868,000		469,788,000		529,432,000		696,662,000	552,972,000	354,453,000
Interest expense	(139,681,000)		(169,444,000)		(448,628,000)		(523,723,000)		(688,368,000)	(549,740,000)	(356,615,000)
Net interest income	11,851,000		2,424,000		21,160,000		5,709,000		8,294,000	3,232,000	(2,162,000)
Fair value adjustments - loans, loans held for sale, notes and certificates									(2,949,000)	14,000	(122,000)
Net interest income (expense) and fair value adjustments			1,947,000						5,345,000	3,246,000	(2,284,000)
Total net revenue	154,030,000		114,556,000		418,085,000		370,290,000		500,812,000	429,943,000	211,128,000
Operating expenses:
Sales and marketing	59,570,000		44,901,000		169,735,000		161,213,000		216,670,000	171,526,000	85,652,000
Origination and servicing	21,321,000		16,332,000		63,044,000		56,464,000		74,760,000	61,335,000	37,326,000
Engineering and product development	32,860,000		29,428,000		104,338,000		82,835,000		115,357,000	77,062,000	38,518,000
Other general and administrative	46,925,000		58,940,000		142,994,000		150,432,000		207,172,000	122,182,000	81,136,000
Goodwill impairment		[2]	1,650,000	[2]		[2]	37,050,000	[2]	37,050,000
Total operating expenses	160,676,000		151,251,000		480,111,000		487,994,000		651,009,000	432,105,000	242,632,000
Income (loss) before income tax expense	(6,646,000)		(36,695,000)		(62,026,000)		(117,704,000)		(150,197,000)	(2,162,000)	(31,504,000)
Income tax (benefit) expense	13,000		(209,000)		(79,000)		(4,004,000)		(4,228,000)	2,833,000	1,390,000
Consolidated net loss	(6,659,000)		(36,486,000)		(61,947,000)		(113,700,000)		(145,969,000)	(4,995,000)	(32,894,000)
Less: Loss attributable to noncontrolling interests	(129,000)				(119,000)
LendingClub net loss	$ (6,530,000)		$ (36,486,000)		$ (61,828,000)		$ (113,700,000)		$ (145,969,000)	$ (4,995,000)	$ (32,894,000)
Net income(loss) per share: Basic	$ (0.02)		$ (0.09)		$ (0.15)		$ (0.30)		$ (0.38)	$ (0.01)	$ (0.44)
Net income(loss) per share: Diluted	$ (0.02)		$ (0.09)		$ (0.15)		$ (0.30)		$ (0.38)	$ (0.01)	$ (0.44)
Weighted-average common shares - Basic	412,778,995		391,453,316		406,633,850		385,037,334		387,762,072	374,872,118	75,573,742
Weighted-average common shares - Diluted	412,778,995		391,453,316		406,633,850		385,037,334		387,762,072	374,872,118	75,573,742

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See "Note 1 - Basis of Presentation" for additional information.
[2]	Prior period amounts have been reclassified to conform to the current period presentation. See “Notes to Condensed Consolidated Financial Statements – Note 1. Basis of Presentation” for additional information.